Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Seadrill Partners LLC
Entity Central Index Key	0001553467
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2014